Note 11 - Other Borrowings - Other Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Other borrowings	$ 12,059	$ 12,901
Minimum [Member]
Stated interest rate
Maximum [Member]
Stated interest rate
Finance Lease Liabilities [Member]
Maturity range, minimum	Oct. 30, 2034
Maturity range, maximum	Nov. 30, 2041
Weighted-average interest rate	3.01%
Other borrowings	$ 3,811	4,653
Finance Lease Liabilities [Member] | Minimum [Member]
Stated interest rate	2.50%
Finance Lease Liabilities [Member] | Maximum [Member]
Stated interest rate	3.51%
Junior Subordinated Debt [Member]
Maturity range, minimum	Dec. 21, 2037
Maturity range, maximum	Dec. 21, 2037
Weighted-average interest rate	3.25%
Other borrowings	$ 8,248	$ 8,248
Junior Subordinated Debt [Member] | Minimum [Member]
Stated interest rate	4.45%
Junior Subordinated Debt [Member] | Maximum [Member]
Stated interest rate	4.45%